Nov. 01, 2022
Pacer Benchmark Hotel & Lodging Real Estate SCTR ETF (ROOM)
Pacer Benchmark Healthcare Real Estate SCTR ETF (RXRE)
Pacer Benchmark Industrial Real Estate SCTR ETF (INDS)
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF (SRVR)
Pacer Benchmark Apartments & Residential Real Estate SCTR ETF (PAD)
each a series of Pacer Funds Trust
(each, a “Fund” and together, the “Funds”)
October 14, 2022
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2022, as previously supplemented
Effective as of October 31, 2022, Pacer Advisors, Inc. (the “Adviser”) has accepted the termination by Kelly Benchmark Indexes (the “Index Provider”) of its services as the Index Provider. Accordingly, effective as of November 1, 2022 (the “Index Change Date”), each of the Fund’s name and underlying index will change as follows and all references to “Benchmark,” “Kelly Benchmark Indexes,” “Benchmark ETF,” and “Benchmark ETFs” will be removed:

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Hotel & Lodging Real Estate ETF
Pacer Hotel & Lodging Real Estate ETF
Pacer Healthcare Real Estate ETF
Pacer Healthcare Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Benchmark Industrial Real Estate SCTR ETF (INDS)
(the “Fund”)
October 14, 2022
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2022, as previously supplemented

Effective as of October 31, 2022, Pacer Advisors, Inc. (the “Adviser”) has accepted the termination by Kelly Benchmark Indexes (the “Index Provider”) of its services as the Index Provider of Kelly Industrial Real Estate Index (the “Kelly Benchmark INDS Index”). Accordingly, effective as of November 1, 2022 (the “Index Change Date”), (i) the Fund’s name will change to Pacer Industrial Real Estate ETF, (ii) the Fund will seek to track a new underlying index, the Solactive GPR Industrial Real Estate Index, in lieu of the Kelly Benchmark INDS Index, and (iii) consequently, the Fund’s investment objective and related investment strategies will change to reflect the Fund’s new underlying index, as described in greater detail below.
Effective on the Index Change Date, references to the Fund’s name will be changed to reflect the new name of the Fund and the sections entitled “Investment Objective,” “Principal Investment Strategies of the Fund,” and the subsection entitled “Principal Investment Strategies of the Fund—The Index” with respect to the Fund will be replaced with the following:

Investment Objective
The Pacer Industrial Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index (the “Index”).
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the industrial real estate sector primarily of the U.S. equity market, which includes warehouse and self-storage real estate sub-sectors.
The Index
The Index is generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. The sum of all Industrial Companies that are not Self-Storage Companies cannot exceed 80% of the total Index weight, and the remaining weight will be composed of Self-Storage Companies. Additionally, each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Data & Infrastructure Real Estate ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF (SRVR)
(the “Fund”)
October 14, 2022
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2022, as previously supplemented

Effective as of October 31, 2022, Pacer Advisors, Inc. (the “Adviser”) has accepted the termination by Kelly Benchmark Indexes (the “Index Provider”) of its services as the Index Provider of Kelly Data Center & Tech Infrastructure Index (the “Kelly Benchmark SRVR Index”). Accordingly, effective as of November 1, 2022 (the “Index Change Date”), (i) the Fund’s name will change to Pacer Data & Infrastructure Real Estate ETF, (ii) the Fund will seek to track a new underlying index, the Solactive GPR Data & Infrastructure Real Estate Index, in lieu of the Kelly Benchmark SRVR Index, and (iii) consequently, the Fund’s investment objective and related investment strategies will change to reflect the Fund’s new underlying index, as described in greater detail below.
Effective on the Index Change Date, references to the Fund’s name will be changed to reflect the new name of the Fund and the sections entitled “Investment Objective,” “Principal Investment Strategies of the Fund,” and the subsection entitled “Principal Investment Strategies of the Fund—The Index” with respect to the Fund will be replaced with the following:

Investment Objective
The Pacer Data & Infrastructure Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”).
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the data and infrastructure real estate sectors primarily of the U.S. equity market.
The Index
The Index is generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $500 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index and the GPR Pure Infrastructure Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Apartments & Residential Real Estate ETF
Pacer Apartments & Residential Real Estate ETF